RELATED PARTY DISCLOSURES	12 Months Ended
Dec. 31, 2021
RELATED PARTY DISCLOSURES
Related Party Disclosures

25. RELATED PARTY DISCLOSURES

During the year ended December 31, 2021, the Company had related party transactions with key management personnel and the following companies, related by way of key management personnel:

•	Linx Partners Ltd., a private company controlled by John Lee, Director, CEO and Executive Chairman of Prophecy, provides management and consulting services to the Company.

•	MaKevCo Consulting Inc., a private company 50% owned by Greg Hall, Director of The Company, provides consulting services to the Company.

•	Sophir Asia Ltd., a private company controlled by Masa Igata, Director of The Company, provides consulting services to the Company.

A summary of related party transactions by related party (being all key management personnel) is as follows:

	Year Ended December 31,
Related parties	2021	2020	2019
Directors and officers	$1,580,504	$2,260,806	$2,057,592
Linx Partners Ltd.	997,672	1,029,673	489,254
MaKevCo Consulting Inc.	70,499	80,139	38,309
Sophir Asia Ltd.	62,814	72,220	36,523
	$2,711,489	$3,442,838	$2,621,678

A summary of the transactions by nature among the related parties (being all key management personnel) is as follows:

	Year Ended December 31,
Related parties	2021	2020	2019
Consulting and management fees	$659,500	$370,000	$218,500
Directors' fees	119,800	108,600	103,805
Mineral properties	714,068	1,387,067	1,171,585
Salaries and short term benefits	587,869	522,359	696,751
Share-based payments	630,252	1,054,812	431,037
	2,711,489	$3,442,838	$2,621,678

As at December 31, 2021, amounts due to related parties were $68,888 (December 31, 2020 - $1,800, December 31, 2019 - $30,533) and included in accounts payable and accrued liabilities.

The Company has entered into Services Agreements with each SpinCo, which commenced December 1, 2021, pursuant to which the Company will provide office space, furnishings and equipment, communications facilities, and personnel necessary for the SpinCos to fulfill their basic day-to-day head office and executive responsibilities in a pro-rata cost-recovery basis.